Employees' Retirement Benefits	12 Months Ended
Mar. 31, 2011
Employees' Retirement Benefits
Employees' Retirement Benefits

10.    Employees' retirement benefits:

(1)	Severance Payments and Contract-type Corporate Pension Plans

Employees who terminate their services with NTT Group are generally entitled to lump-sum severance payments based on NTT's severance payment plans, determined by reference to the employee's basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries introduced non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

The following table presents the reconciliation of the changes in the plans' benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2010 and 2011. NTT uses a March 31 measurement date.

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,212,663	¥2,166,730
Service cost	75,818	75,251
Interest cost	46,906	43,854
Plan amendment	(56)	(31)
Actuarial loss (gain)	8,693	6,243
Other	3,106	4,638
Benefit payments (Lump-sum severance payments and Pension)	(180,400)	(201,878)

Benefit obligation, end of year	2,166,730	2,094,807

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,036,591	1,136,409
Actual return on plan assets	151,193	(16,478)
Employer contributions	52,282	72,040
Other	2,366	3,076
Benefit payments (Pension)	(106,023)	(108,247)

Fair value of plan assets, end of year	1,136,409	1,086,800

At March 31:
Under funded status	¥(1,030,321)	¥(1,008,007)

The following table provides the amounts recognized in the consolidated balance sheets:

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(1,030,355)	¥(1,008,046)
Other assets	34	39
Accumulated other comprehensive loss (income)	251,293	310,145

Net amount recognized	¥(779,028)	¥(697,862)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2010	2011
	Millions of yen
At March 31:
Net actuarial loss	¥314,466	¥351,345
Transition obligation	1,281	1,112
Prior service cost(*)	(64,454)	(42,312)

Total	¥251,293	¥310,145

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The accumulated benefit obligation was ¥2,147,506 million and ¥2,075,456 million at March 31, 2010 and 2011, respectively.

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
At March 31:
Projected benefit obligation	¥2,165,748	¥2,093,675
Fair value of plan assets	1,135,376	1,085,593

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,146,523	¥2,074,323
Fair value of plan assets	1,135,376	1,085,593

The charges to income for employees' retirement benefits for each of the three years in the period ended March 31, 2011 included the following components:

	2009	2010	2011
	Millions of yen
Service cost	¥75,275	¥75,818	¥75,251
Interest cost on projected benefit obligation	49,598	46,906	43,854
Expected return on plan assets	(31,398)	(25,171)	(24,819)
Amortization of net actuarial loss	2,958	26,779	11,936
Amortization of transition obligation	138	134	169
Amortization of prior service cost	(27,607)	(22,292)	(22,279)

Total	¥68,964	¥102,174	¥84,112

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(117,329)	¥47,540
Amortization of net actuarial loss	(26,779)	(11,936)
Amortization of transition obligation	(134)	(169)
Accrued past service liability	(56)	(31)
Amortization of prior service cost	22,292	22,279
Other	98	1,169

Total	¥(121,908)	¥58,852

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2012 amount to ¥16,524 million, ¥169 million and ¥(15,738) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.5-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	1.9-3.2%
Expected long-term return on plan assets	2.5%	2.5%	2.3%

In determining the expected long-term rate of return on plan assets, NTT considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,784	¥7,784	—	—

Debt securities
Japanese government bonds/local government bonds	313,477	280,435	33,042	—
Domestic corporate bonds	107,128	—	107,128	—
Foreign government bonds	95,001	86,571	8,430	—
Foreign corporate bonds	5,653	373	4,361	919

Equity securities
Domestic	287,951	283,258	4,693	—
Foreign	142,599	142,599	—	—

Securities investment trust
Domestic/debt securities	13,300	—	13,300	—
Domestic/equity securities	21,923	—	21,923	—
Foreign/debt securities	6,455	—	6,455	—
Foreign/equity securities	15,172	—	15,172	—

Life insurance company general accounts	118,187	—	118,187	—

Others	1,779	—	(3)	1,782

Total	¥1,136,409	¥801,020	¥332,688	¥2,701

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case its fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Its fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include fund of hedge funds and pension investment trust beneficiary rights. Its fair value is measured by inputs derived from unobservable data, which is classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group's policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The target allocations in March 2011 are: domestic bonds, 41.5%; domestic stocks, 23.0%; foreign bonds, 15.0%; foreign stocks, 10.0%; and life insurance company general accounts, 10.5%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group's and its affiliates' common stock with an aggregate fair value of ¥8,155 million (0.7% of total plan assets) and ¥7,109 million (0.7% of total plan assets) at March 31, 2010 and 2011, respectively.

NTT Group expects to contribute ¥71,881 million to the contract-type corporate pension plans in the fiscal year ending March 31, 2012.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2012	¥181,583
2013	188,896
2014	189,476
2015	180,978
2016	180,318
2017-2021	668,754

Total	¥1,590,005

(2)    Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)

Since incorporation in April 1985, both NTT Group and its employees had made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan ("the NTT Mutual Aid Plan"), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law, and was operated to pay pension benefits to the retired/existing employees of NTT, Public Corporation and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications). The NTT Mutual Aid Plan was considered as a multi-employer plan and, accordingly, contributions were recognized as an expense when they were required for the period.

As part of the Japanese social welfare pension scheme restructuring in 1997, the Japanese Welfare Pension Insurance Law was amended effective April 1, 1997 to integrate the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law with the Welfare Pension Insurance Scheme under the Japanese Welfare Pension Insurance Law. This converted the NTT Mutual Aid Plan into a) the national Kosei-Nenkin ("the National Plan"), b) NTT Kosei-Nenkin-Kikin (the "NTT Plan") and c) the Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan). Based on the Law Concerning Defined-Benefit Corporate Pension Plans which came into force in June 2001, the NTT Plan completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations, as described below. In July 2007, the NTT Plan was converted to NTT Kigyou-Nenkin-Kikin or the NTT Corporate Defined Benefit Pension Plan ("NTT CDBP") that succeeded the pension benefit obligations after the transfer to the Japanese Government of the substitutional portion of the benefit obligations.

a)    The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥120,718 million, ¥121,464 million and ¥121,025 million for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

b)    The NTT CDBP (former NTT Plan)

NTT established the NTT Plan in April 1997. Both NTT Group and its employees made contributions to such plan to supplement the pension benefits to which the employees were entitled under the National Plan. The NTT Plan was regulated under the Japanese Welfare Pension Insurance Law and covered a substitutional portion of the National Plan.

The NTT Plan is considered a defined benefit pension plan and is accounted for separately from the severance payments and the contract-type corporate pension plans as described in the preceding paragraph in (1) above.

In June 2003, under the Law Concerning Defined-Benefit Corporate Pension Plans, the NTT Plan applied to the Japanese Government for permission to be relieved of the obligations related to future employee services to disburse the NTT Plan benefits covering the substitutional portion and in September 2003, the approval was granted. In April 2007, the NTT Plan applied for permission to be relieved of the remaining obligations related to past services to disburse the benefits covering the substitutional portion, and in July 2007, the approval was granted. As a result, the NTT Plan was converted to the NTT CDBP, a defined-benefit corporate pension fund.

In February 2008, the NTT CDBP completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations and related plan assets, determined pursuant to the government formula, of the pension fund to the government agency.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2010 and 2011. NTT uses a March 31 measurement date.

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,294,309	¥1,338,782
Service cost	36,415	36,591
Interest cost	28,084	27,866
Actuarial loss (gain)	9,298	34,091
Other	(7,831)	(743)
Benefit payments	(21,493)	(23,238)

Benefit obligation, end of year	1,338,782	1,413,349

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	830,614	921,356
Actual return on plan assets	105,893	(23,447)
Employer contributions	7,903	7,652
Employee contributions	3,605	3,615
Other	(5,166)	(507)
Benefits payments	(21,493)	(23,238)

Fair value of plan assets, end of year	921,356	885,431

At March 31:
Under funded status	¥(417,426)	¥(527,918)

The following table provides the amounts recognized in the consolidated balance sheets:

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(417,426)	¥(527,918)
Accumulated other comprehensive loss	110,186	182,711

Net amount recognized	¥(307,240)	¥(345,207)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2010	2011
	Millions of yen
At March 31:
Net actuarial loss	¥123,579	¥191,578
Prior service cost(*)	(13,393)	(8,867)

Total	¥110,186	¥182,711

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The accumulated benefit obligation was ¥1,145,687 million and ¥1,202,602 million at March 31, 2010 and 2011, respectively.

The charges to income for employees' retirement benefits for each of the three years in the period ended March 31, 2011 included the following components:

	2009	2010	2011
	Millions of yen
Service cost	¥37,043	¥36,415	¥36,591
Interest cost on projected benefit obligation	28,419	28,084	27,866
Expected return on plan assets	(23,994)	(20,539)	(22,858)
Amortization of net actuarial loss	8,122	18,869	12,488
Amortization of prior service cost	(4,531)	(4,597)	(4,526)
Employee contributions	(3,712)	(3,605)	(3,615)

Total	¥41,347	¥54,627	¥45,946

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(76,056)	¥80,396
Amortization of net actuarial loss	(18,869)	(12,488)
Amortization of prior service cost	4,597	4,526
Other	(2,576)	91

Total	¥(92,904)	¥72,525

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2012 amount to ¥17,232 million and ¥(3,857) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥1,355	¥1,355	—	—

Debt securities
Japanese government bonds/local government bonds	241,374	216,988	24,386	—
Domestic corporate bonds	242,272	—	242,272	—
Foreign government bonds	55,681	51,006	4,675	—
Foreign corporate bonds	2,871	263	1,471	1,137

Equity securities
Domestic	178,172	175,719	2,453	—
Foreign	84,748	84,748	—	—

Securities investment trust
Domestic/debt securities	21,661	—	21,661	—
Domestic/equity securities	14,811	—	14,811	—
Foreign/debt securities	8,643	—	8,643	—
Foreign/equity securities	9,420	—	9,420	—

Life insurance company general accounts	53,146	—	53,146	—

Others	7,202	—	(2)	7,204

Total	¥921,356	¥530,079	¥382,936	¥8,341

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥(3,545)	¥(3,545)	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥885,431	¥529,925	¥349,602	¥5,904

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case its fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include loans to employees and leasing receivables, which are classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group's policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The weighted-average target allocations in March 2011 are: domestic bonds, 44.3%; domestic stocks, 25.0%; foreign bonds, 10.0%; foreign stocks, 15.0%; and life insurance company general accounts, 5.7%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group's and its affiliates' common stock with an aggregate fair value of ¥5,375 million (0.6% of total plan assets) and ¥6,974 million (0.8% of total plan assets) at March 31, 2010 and 2011, respectively.

NTT Group expects to contribute ¥7,470 million to the NTT CDBP in the fiscal year ending March 31, 2012.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2012	¥27,924
2013	34,657
2014	38,000
2015	41,003
2016	43,846
2017-2021	248,034

Total	¥433,464

c)    The Special Accounting Fund for the NTT CDBP (former Special Accounting Fund for the NTT Plan)

The Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan) was a transitional pension plan created to settle the former NTT Mutual Aid Plan in accordance with the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation. The NTT Mutual Aid Plan was integrated with the National Plan in April 1997, and the Special Accounting Fund for the NTT Plan aims to provide pension benefits for employees who retired before the 1997 shift in the scheme based on the Former Public Corporation Employee Mutual Aid Association Law.

In July 2007, the Special Accounting Fund for the NTT Plan was converted to the Special Accounting Fund for the NTT CDBP as the NTT Plan was converted to the NTT CDBP.

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislations, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered as a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥58,839 million, ¥56,927 million and ¥55,070 million for the fiscal years ended March 31, 2009, 2010 and 2011, respectively, and NTT expects such contributions will decrease year by year.